Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2020	Jul. 28, 2020
Statement of Financial Position [Abstract]
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares issued	100	100
Common stock, shares outstanding	100	100